Acquisitions and investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Summary of Unaudited Pro Forma Results of Operations
The following unaudited pro forma results of operations have been prepared as though the FTSI and Flotek acquisitions had been completed on January 1, 2021. Pro forma amounts are based on the purchase price allocation of the significant acquisition and are not necessarily indicative of the results that may be reported in the future.

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2022	2021	2022	2021
Revenue	$596,774	$283,811	$1,030,161	$541,074
Net income (loss)	$66,662	$(34,189)	$50,203	$(92,743)

FTS International, Inc
Business Acquisition [Line Items]
Summary of Preliminary Allocation of Purchase Price
The following table summarizes the preliminary allocation of the purchase price:

(In thousands)
Assets acquired:
Cash and cash equivalents	$53,771
Accounts receivable	89,268
Prepaid expense and other assets	4,037
Inventories	42,344
Property, plant and equipment	307,113
Operating lease ROU asset	2,748
Intangible assets	1,239
Other assets	1,583

Total assets acquired	502,103

Liabilities assumed:
Accounts payable	62,985
Accrued expenses	19,308
Operating lease liability current	1,235
Current portion of debt	10,136
Other current liabilities	309
Operating lease liability non-current	1,512
Other non-current liabilities	928

Total liabilities assumed	96,413

Net assets acquired	$405,690

The Company has performed a preliminary valuation analysis of the fair market value of FTSI’s assets and liabilities. The following table summarizes the allocation of the preliminary purchase price as of December 31, 2021 (in thousands):

Assets acquired:
Cash and cash equivalents	$85,149
Accounts receivable	67,303
Prepaid expense and other assets	4,238
Inventories	38,540
Property, plant and equipment	284,108
Goodwill and intangible assets	36,500
Other assets	1,473

Total assets acquired	517,311

Liabilities assumed:
Accounts payable	70,591
Accrued expenses	37,932
Other current liabilities	309
Other non-current liabilities	979

Total liabilities assumed	109,811

Net assets acquired	$407,500

The final purchase price allocation will be determined when the Company has completed the detailed valuations and necessary calculations. The final allocation could differ materially from the preliminary allocation used in the pro forma adjustments. The final allocation may include (i) changes in the fair value of property, plant and equipment, (ii) changes to intangible assets and goodwill and (iii) other changes to assets and liabilities.

Flotek Industries, Inc
Business Acquisition [Line Items]
Summary of Preliminary Allocation of Purchase Price
The following table summarizes the preliminary allocation of the fair value of Flotek’s assets, liabilities and noncontrolling interest:

(In thousands)
Settlement of pre-existing relationships
Accounts payable	$(2,713)
Supply Agreement contract liability	(9,874)
Fair value of previously held interest in 10% Convertible PIK Notes	30,220

Settlement of pre-existing relationships	$17,633

Assets acquired
Cash and cash equivalents	$21,725
Restricted cash	40
Accounts receivable	18,853
Inventories	12,210
Assets held for sale	1,805
Other current assets	3,405
Property and equipment	21,551
Operating lease right-of-use assets	3,884
Deferred tax assets	282
Goodwill	82,340
Other long-term assets	17

Total assets acquired	166,112

Liabilities assumed:
Accounts payable and accrued liabilities	24,203
Operating lease liabilities	7,394
Finance lease liabilities	79
Long-term debt	17,101
Other liabilities	85

Total liabilities assumed	48,862
Noncontrolling interests	99,617

Assets acquired less liabilities assumed and noncontrolling interests	$17,633